Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,533,333,311.92
Previously Paid Amount	13,810.00
Total Fee Amount	211,753.33
Total Offset Amount	0.00
Net Fee	$ 197,943.33
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A